Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 7,553	$ 7,836
Impact of foreign exchange rate changes	1,060	(283)
Ending balance	8,613	7,553
Cost
Reconciliation of changes in goodwill [abstract]
Beginning balance	7,553	7,836
Impact of foreign exchange rate changes	1,060	(283)
Ending balance	8,613	7,553
Accumulated impairment loss
Reconciliation of changes in goodwill [abstract]
Beginning balance	0	0
Impact of foreign exchange rate changes	0	0
Ending balance	$ 0	$ 0